Earnings Per Common Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

Earnings (loss) per share is computed using the two-class method. For periods in which the Company reports net income, diluted earnings per share is determined by using the weighted average number of common and dilutive common equivalent shares outstanding during the period, unless the effect is antidilutive. Due to the loss from continuing operations attributable to CVS Health in the year ended December 31, 2018, 3 million potentially dilutive common equivalent shares were excluded from the calculation of diluted earnings per share, as the impact of these shares was antidilutive. In addition, options to purchase 13.2 million shares of common stock were outstanding, but were excluded from the calculation of diluted earnings per share, for the year ended December 31, 2018 because the exercise prices of the options were greater than the average market price of the common shares and, therefore, the effect would be antidilutive. For the same reason, options to purchase 10.4 million and 6.7 million shares of common stock were outstanding, but were excluded from the calculation of diluted earnings per share, for the years ended December 31, 2017 and 2016, respectively.

The following is a reconciliation of basic and diluted earnings (loss) per share from continuing operations for the years ended December 31:

In millions, except per share amounts	2018	2017	2016
Numerator for earnings per share calculation:
Income (loss) from continuing operations	$(596)	$6,631	$5,320
Income allocated to participating securities	(3)	(24)	(27)
Net (income) loss attributable to noncontrolling interests	2	(1)	(2)
Income (loss) from continuing operations attributable to CVS Health	$(597)	$6,606	$5,291

Denominator for earnings per share calculation:
Weighted average shares, basic	1,044	1,020	1,073
Effect of dilutive securities	—	4	6
Weighted average shares, diluted	1,044	1,024	1,079

Earnings (loss) per share from continuing operations:
Basic	$(0.57)	$6.48	$4.93
Diluted	$(0.57)	$6.45	$4.91